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ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 16, 2002

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED MAY 1, 2002 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACT
                   ISSUED BY ING INSURANCE COMPANY OF AMERICA
                         "ING MARATHON PLUS PROSPECTUS"

                                       AND

          SINGLE PREMIUM DEFERRED MODIFIED GUARANTEED ANNUITY CONTRACT
                   ISSUED BY ING INSURANCE COMPANY OF AMERICA
                       "ING MULTI-RATE ANNUITY PROSPECTUS"

                       -----------------------------------

You should keep this supplement with your Profile and Prospectus.

Effective October 2, 2002, please send all correspondence, including inquiries regarding your contract, premium payments, requests for Statement of Additional Information and any other communication regarding your contract to the following address:

         By U.S. Postal Service                   By Express Mail
         ----------------------                   ---------------
         Customer Service Center                  909 Locust Street
         P.O. Box 9271                            Des Moines, IA  50309-2899
         Des Moines, IA  50306-9271


The telephone number has not changed. The telephone number is (800) 366-0066.

ING [Logo]

ING INSURANCE COMPANY OF AMERICA

124599   IICA Prospectuses                                            08/16/02